UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (98.3%)(a)
		Shares	Value

Aerospace and defense (1.6%)

L3 Technologies, Inc.		5,500	$1,036,365

Raytheon Co.		9,000	1,679,220

			2,715,585
Auto components (1.1%)

Goodyear Tire & Rubber Co. (The)		57,800	1,921,850

			1,921,850
Automobiles (2.1%)

Yamaha Motor Co., Ltd. (Japan)		117,500	3,522,937

			3,522,937
Banks (3.6%)

Banco Macro SA ADR (Argentina)(S)		18,118	2,126,147

Bank of America Corp.		96,500	2,445,310

Bank of Ireland Group PLC (Ireland)(NON)		182,702	1,496,433

			6,067,890
Beverages (1.6%)

Diageo PLC (United Kingdom)		48,345	1,589,109

Molson Coors Brewing Co. Class B		14,145	1,154,798

			2,743,907
Biotechnology (1.8%)

Alkermes PLC(NON)(S)		15,500	788,020

Regeneron Pharmaceuticals, Inc.(NON)		2,200	983,664

Vertex Pharmaceuticals, Inc.(NON)		8,700	1,322,748

			3,094,432
Building products (2.4%)

Assa Abloy AB Class B (Sweden)		73,899	1,687,585

Fortune Brands Home & Security, Inc.		15,815	1,063,242

Johnson Controls International PLC		31,300	1,261,077

			4,011,904
Capital markets (1.5%)

E*Trade Financial Corp.(NON)		58,493	2,550,880

			2,550,880
Chemicals (3.2%)

CF Industries Holdings, Inc.(S)		63,800	2,243,208

DowDuPont, Inc.		15,300	1,059,219

Sherwin-Williams Co. (The)		3,600	1,288,944

Symrise AG (Germany)		10,853	824,402

			5,415,773
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(F)(RES)(NON)		3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)		1	1

			4
Construction and engineering (1.0%)

Kyudenko Corp. (Japan)		42,000	1,627,679

			1,627,679
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)		26,400	845,592

			845,592
Containers and packaging (2.1%)

Ball Corp.		31,000	1,280,300

RPC Group PLC (United Kingdom)		165,971	2,202,882

			3,483,182
Distributors (0.7%)

PALTAC Corp. (Japan)		32,200	1,258,295

			1,258,295
Diversified consumer services (0.7%)

Service Corp. International/US(S)		32,820	1,132,290

			1,132,290
Diversified financial services (2.1%)

Challenger, Ltd. (Australia)		165,089	1,618,950

Eurazeo SA (France)		21,670	1,937,019

			3,555,969
Diversified telecommunication services (1.4%)

Koninklijke KPN NV (Netherlands)		306,661	1,052,896

Telecom Italia SpA RSP (Italy)		1,724,201	1,296,062

			2,348,958
Electric utilities (1.1%)

Exelon Corp.		51,206	1,928,930

			1,928,930
Equity real estate investment trusts (REITs) (0.9%)

Hibernia REIT PLC (Ireland)		810,419	1,460,698

			1,460,698
Food products (4.0%)

Associated British Foods PLC (United Kingdom)		38,650	1,653,686

Kerry Group PLC Class A (Ireland)		17,921	1,721,790

Kraft Heinz Co. (The)		21,700	1,682,835

Nomad Foods, Ltd. (United Kingdom)(NON)		111,150	1,619,456

			6,677,767
Health-care equipment and supplies (4.7%)

Becton Dickinson and Co.(S)		16,200	3,174,390

Boston Scientific Corp.(NON)		65,500	1,910,635

Danaher Corp.		17,300	1,483,994

DENTSPLY Sirona, Inc.		22,400	1,339,744

			7,908,763
Health-care technology (0.7%)

CompuGroup Medical SE (Germany)		21,479	1,216,499

			1,216,499
Hotels, restaurants, and leisure (2.4%)

Compass Group PLC (United Kingdom)		70,137	1,487,759

Dalata Hotel Group PLC (Ireland)(NON)		217,161	1,419,345

Hilton Worldwide Holdings, Inc.		16,913	1,174,608

			4,081,712
Household durables (2.4%)

CalAtlantic Group, Inc.(S)		43,768	1,603,222

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(F)(RES)(NON)		6	5

Sony Corp. (Japan)		28,700	1,068,258

Techtronic Industries Co., Ltd. (Hong Kong)		257,500	1,377,052

			4,048,537
Independent power and renewable electricity producers (3.3%)

Calpine Corp.(NON)(S)		117,469	1,732,668

NRG Energy, Inc.		150,001	3,838,526

			5,571,194
Insurance (6.3%)

Assured Guaranty, Ltd.		63,200	2,385,800

Chubb, Ltd.		8,800	1,254,440

Fairfax Financial Holdings, Ltd. (Canada)		4,100	2,133,643

Hartford Financial Services Group, Inc. (The)		14,388	797,527

IRB Brasil Resseguros S/A (Brazil)(NON)		100,961	964,296

MBIA, Inc.(NON)(S)		98,300	855,210

Prudential PLC (United Kingdom)		93,527	2,238,951

ZhongAn Online P&C Insurance Co., Ltd. (China)(NON)		10,000	81,225

			10,711,092
Internet and direct marketing retail (3.6%)

Amazon.com, Inc.(NON)		2,745	2,638,906

Expedia, Inc.		6,900	993,186

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Luxembourg)(F)(RES)(NON)		5,179	55,419

MakeMyTrip, Ltd. (India)(NON)(S)		37,300	1,072,375

Yoox Net-A-Porter Group SPA (Italy)(NON)(S)		32,379	1,269,375

			6,029,261
Internet software and services (6.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		13,800	2,383,398

Alphabet, Inc. Class C(NON)		5,211	4,997,923

GoDaddy, Inc. Class A(NON)		33,000	1,435,830

Instructure, Inc.(NON)		55,300	1,833,195

			10,650,346
IT Services (2.4%)

DXC Technology Co.		26,600	2,284,408

Visa, Inc. Class A		17,576	1,849,698

			4,134,106
Leisure products (1.0%)

Brunswick Corp.		30,800	1,723,876

			1,723,876
Machinery (0.6%)

KION Group AG (Germany)		10,264	982,249

			982,249
Media (2.0%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		89,991	945,544

Live Nation Entertainment, Inc.(NON)		34,900	1,519,895

Workpoint Entertainment PCL (Foreign depositary shares) (Thailand)		359,700	905,991

			3,371,430
Metals and mining (1.9%)

Alcoa Corp.(NON)		37,800	1,762,236

Newmont Mining Corp.		36,600	1,372,866

			3,135,102
Oil, gas, and consumable fuels (5.5%)

ConocoPhillips		27,700	1,386,385

EOG Resources, Inc.		12,000	1,160,880

Pioneer Natural Resources Co.		9,600	1,416,384

Plains All American Pipeline LP		45,500	964,145

Seven Generations Energy, Ltd. Class A(Canada)(NON)		106,200	1,680,135

Suncor Energy, Inc. (Canada)		77,593	2,719,408

			9,327,337
Personal products (2.4%)

Shiseido Co., Ltd. (Japan)		27,300	1,095,990

Unilever NV ADR (Netherlands)		48,612	2,875,025

			3,971,015
Pharmaceuticals (3.9%)

AstraZeneca PLC (United Kingdom)		16,177	1,074,104

Bayer AG (Germany)		15,672	2,135,672

Chugai Pharmaceutical Co., Ltd. (Japan)		31,700	1,316,560

Jazz Pharmaceuticals PLC(NON)		8,300	1,213,875

Pacira Pharmaceuticals, Inc.(NON)		20,800	781,040

			6,521,251
Real estate management and development (1.2%)

Kennedy-Wilson Holdings, Inc.(S)		90,052	1,670,465

RE/MAX Holdings, Inc. Class A		6,840	434,682

			2,105,147
Road and rail (1.7%)

Norfolk Southern Corp.		22,200	2,935,728

			2,935,728
Semiconductors and semiconductor equipment (3.1%)

Broadcom, Ltd.		5,900	1,430,986

Micron Technology, Inc.(NON)		58,898	2,316,458

Rohm Co., Ltd. (Japan)		17,200	1,478,150

			5,225,594
Software (5.1%)

Adobe Systems, Inc.(NON)		8,200	1,223,276

Micro Focus International PLC (United Kingdom)		36,655	1,172,439

NCSoft Corp. (South Korea)		4,566	1,857,365

Nintendo Co., Ltd. (Japan)		4,200	1,556,687

RealPage, Inc.(NON)		34,700	1,384,530

ServiceNow, Inc.(NON)		12,800	1,504,384

			8,698,681
Specialty retail (1.2%)

Lowe's Cos., Inc.		24,854	1,986,829

			1,986,829
Technology hardware, storage, and peripherals (0.9%)

Samsung Electronics Co., Ltd. (Preference) (South Korea)		816	1,473,929

			1,473,929
Thrifts and mortgage finance (0.9%)

Radian Group, Inc.		83,379	1,558,354

			1,558,354
Wireless telecommunication services (1.4%)

KDDI Corp. (Japan)		42,800	1,129,154

Vodafone Group PLC ADR (United Kingdom)(S)		43,400	1,235,164

			2,364,318

Total common stocks (cost $139,733,959)			$166,096,872

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired various dates between 7/11/16 and 9/14/17, cost $26,433) (Luxembourg) (Private)(F)(RES)(NON)		4,021	$43,889

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $801,843) (Private)(F)(RES)(NON)		23,711	1,040,790

Total convertible preferred stocks (cost $828,276)			$1,084,679

SHORT-TERM INVESTMENTS (10.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)	Shares	16,227,175	$ 16,227,175

Putnam Short Term Investment Fund 1.17%(AFF)	Shares	1,269,025	1,269,025

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)	Shares	250,000	250,000

U.S. Treasury Bills 1.109%, 2/8/18(SEGSF)		$324,000	322,746

U.S. Treasury Bills 1.081%, 2/15/18(SEGSF)		141,000	140,425

U.S. Treasury Bills 1.033%, 12/14/17(SEGSF)		22,000	21,957

Total short-term investments (cost $18,231,311)			$18,231,328

TOTAL INVESTMENTS

Total investments (cost $158,793,546)			$185,412,879

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $48,213,262) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/20/17	$2,697,037	$2,630,967	$(66,070)
	Canadian Dollar	Buy	10/18/17	858,365	838,917	19,448
	Hong Kong Dollar	Buy	11/15/17	286,363	286,805	(442)
	Japanese Yen	Sell	11/15/17	596,928	606,246	9,318
Barclays Bank PLC
	Hong Kong Dollar	Buy	11/15/17	671,341	672,411	(1,070)
Citibank, N.A.
	Danish Krone	Buy	12/20/17	1,169,239	1,176,655	(7,416)
	Euro	Buy	12/20/17	3,459,163	3,486,963	(27,800)
Goldman Sachs International
	British Pound	Buy	12/20/17	814,659	793,771	20,888
	Canadian Dollar	Buy	10/18/17	424,253	424,024	229
	Chinese Yuan (Offshore)	Sell	11/15/17	2,169,494	2,134,895	(34,599)
	Euro	Buy	12/20/17	3,329,419	3,361,062	(31,643)
	Japanese Yen	Buy	11/15/17	2,407,944	2,444,851	(36,907)
HSBC Bank USA, National Association
	Euro	Sell	12/20/17	5,744,102	5,798,356	54,254
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	2,195,022	2,140,046	54,976
	British Pound	Buy	12/20/17	1,971,702	1,912,894	58,808
	Canadian Dollar	Buy	10/18/17	712,887	702,306	10,581
	Euro	Sell	12/20/17	1,184,313	1,200,937	16,624
	Japanese Yen	Sell	11/15/17	591,695	604,136	12,441
	Norwegian Krone	Buy	12/20/17	422,016	430,713	(8,697)
	Singapore Dollar	Buy	11/15/17	800,046	799,956	90
	South Korean Won	Sell	11/15/17	3,242,210	3,312,465	70,255
	Swedish Krona	Sell	12/20/17	80,739	82,698	1,959
	Swiss Franc	Buy	12/20/17	413,392	416,438	(3,046)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/17	1,511,450	1,473,730	(37,720)
	Canadian Dollar	Sell	10/18/17	2,350,186	2,263,679	(86,507)
	Israeli Shekel	Buy	10/18/17	398,838	404,146	(5,308)
	Japanese Yen	Sell	11/15/17	507,922	530,320	22,398
	Swiss Franc	Buy	12/20/17	3,571,654	3,597,394	(25,740)
UBS AG
	Swiss Franc	Buy	12/20/17	1,193,354	1,201,956	(8,602)
WestPac Banking Corp.
	British Pound	Sell	12/20/17	2,435,379	2,361,454	(73,925)
	Canadian Dollar	Buy	10/18/17	126,723	122,071	4,652

Unrealized appreciation						356,921
Unrealized depreciation						(455,492)

Total						$(98,571)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $168,960,389.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,140,107, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,796,777	$70,533,983	$60,103,585	$73,178	$16,227,175
	Putnam Short Term Investment Fund**	2,683,085	35,622,740	37,036,800	14,346	1,269,025

	Total Short-term investments	$8,479,862	$106,156,723	$97,140,385	$87,524	$17,496,200
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $16,227,175, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $15,950,716.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $221,119.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $364,067 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.9%
	United Kingdom	8.4
	Japan	8.3
	Canada	3.9
	Ireland	3.6
	Germany	3.0
	Netherlands	2.3
	South Korea	2.0
	Italy	1.5
	China	1.5
	Argentina	1.3
	France	1.1
	Sweden	1.0
	Australia	1.0
	Hong Kong	0.8
	India	0.6
	Brazil	0.6
	Spain	0.6
	Thailand	0.5
	Luxembourg	0.1
	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $366,816 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $221,119 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$21,795,051	$7,226,542	$55,424
Consumer staples	12,296,699	1,095,990	—
Energy	9,327,337	—	—
Financials	22,744,010	1,700,175	—
Health care	17,424,385	1,316,560	—
Industrials	10,645,466	1,627,679	4
Information technology	23,816,525	6,366,131	—
Materials	12,879,649	—	—
Real estate	3,565,845	—	—
Telecommunication services	3,584,122	1,129,154	—
Utilities	7,500,124	—	—
Total common stocks	145,579,213	20,462,231	55,428
Convertible preferred stocks	—	—	1,084,679
Short-term investments	1,519,025	16,712,303	—

Totals by level	$147,098,238	$37,174,534	$1,140,107

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(98,571)	$—

Totals by level	$—	$(98,571)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$356,921	$455,492

Total	$356,921	$455,492

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$45,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017